INVESTMENTS IN UNCONSOLIDATED ENTITIES 3 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investment Summarized Financial Information [Abstract]
Gross revenue		$ 1,533	$ 1,296	$ 1,734
Operating expense		(845)	(749)	(1,287)
Income from operations		688	547	447
Interest expense		(312)	(298)	(251)
Net income/earnings	[1]	440	291	$ 222
Current assets		750	865
Noncurrent assets		15,112	13,161
Current liabilities		859	1,131
Noncurrent liabilities		$ 7,862	$ 6,228

[1]	Except for Gasoductos de Chihuahua, Energía Sierra Juárez, Eletrans and the Argentine investments, there was no income tax recorded by the entities, as they are primarily domestic partnerships.